Note 12 - Warrants (Q2) (1) (Details) - $ / shares				6 Months Ended	12 Months Ended
	Jun. 24, 2019	Jun. 14, 2019	Jun. 11, 2019	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Class K Warrants
Warrant exercise price/share				$ 0.08	$ 0.08
Warrant expiration date				June 2025	June 2025
Class K2 Warrants
Warrant exercise price/share				$ 0.11	$ 0.11
Warrant expiration date				August 2027	August 2027
Class O Warrants
Warrant exercise price/share				$ 0.11	$ 0.11	$ 0.11
Warrant expiration date				January 2022	January 2022	March 17, 2019
Class P Warrants
Warrant exercise price/share	$ 0.20	$ 0.01	$ 0.20	$ 0.20	$ 0.01
Warrant expiration date	June 24, 2024	June 14, 2021	June 11, 2024	June 2024	June 2021
Common Stock Purchase Warrants
Warrant exercise price/share				$ 0.35
Warrant expiration date				June 2025